UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO
SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from January 1, 2011 to January 31, 2011
Commission File Number of issuing entity: 333-140273-01
First National Master Note Trust

(Exact name of registrant as specified in its charter)
Commission File Number of depositor: 000-50139
First National Funding LLC

(Exact name of depositor as specified in its charter)
First National Bank of Omaha

(Exact name of sponsor as specified in its charter)
Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)
N/A

(I.R.S. Employer Identification No.)

1620 Dodge Street
Stop Code 3395
Omaha, Nebraska	68197

(Address of principal executive office of	(Zip Code)
the issuing entity)
402-341-0500

(Telephone number, including area code)
No change

Registered reporting pursuant to (check one)

Name of Exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Title of Class
Series 2009-1, Class A	☐	☐	☑	_____
Series 2009-3, Class A	☐	☐	☑	_____
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑  No ☐

PART I —DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
     The response to Item one is set forth in Exhibit 99.1 with respect to the Series 2009-1 Notes and in Exhibit 99.2 with respect to the Series 2009-3 Notes.
Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2009-1 Noteholders

99.2	Monthly Report to Series 2009-3 Noteholders

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: February 22, 2011

FIRST NATIONAL FUNDING LLC, as Depositor
By:	First National Funding Corporation,
Managing Member

By	/s/ Karlyn M. Knieriem
Karlyn M. Knieriem,
Senior Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Report to Series 2009-1 Noteholders

99.2	Monthly Report to Series 2009-3 Noteholders